This is filed pursuant to Rule 497(e).

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088.

AllianceBernstein Premier Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Mid-Cap Growth Fund, Inc.
File Nos. 2-10768 and 811-00204.

AllianceBernstein Small Cap Growth Fund, Inc.
File Nos. 2-29901 and 811-01716.

AllianceBernstein Technology Fund, Inc.
File Nos. 2-70427 and 811-03131.

AllianceBernstein Health Care Fund, Inc.
File Nos. 333-77953 and 811-09329.

AllianceBernstein International Premier Growth Fund, Inc.
File Nos. 333-41375 and 811-08527.

AllianceBernstein Worldwide Privatization Fund, Inc.
File Nos. 33-76598 and 811-08426.

AllianceBernstein New Europe Fund, Inc.
File Nos. 33-37848 and 811-06028.

AllianceBernstein Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415.

AllianceBernstein Greater China '97 Fund
File Nos. 333-26229 and 811-08201.

AllianceBernstein Exchange Reserves
File Nos. 33-74230 and 811-08294.

AllianceBernstein Global Research Growth Fund, Inc.
File Nos. 333-85164 and 811-21064.

AllianceBernstein Blended Style Series, Inc.
File Nos. 333-87002 and 811-21081.

Sanford C. Bernstein Fund, Inc.
File Nos. 33-21844 and 811-05555

AllianceBernstein Select Investors Series, Inc.
File Nos. 333-8818 and 811-9176.

AllianceBernstein All-Asia Investment Fund, Inc.
File Nos. 33-84270 and 811-08776.

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

                                             ALLIANCEBERNSTEIN WEALTH STRATEGIES
                                              THE ALLIANCEBERNSTEIN GROWTH FUNDS
                                         ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND
                                        ALLIANCEBERNSTEIN GREATER CHINA `97 FUND
                                             ALLIANCEBERNSTEIN EXCHANGE RESERVES
                                   ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND
                                           ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
                                        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                                      ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
================================================================================

Supplement dated August 6, 2004 to:

The Prospectus dated September 2, 2003 of The AllianceBernstein Portfolios - AllianceBernstein Wealth Appreciation Strategy, - AllianceBernstein Balanced Wealth Strategy, - AllianceBernstein Wealth Preservation Strategy, - AllianceBernstein Tax-Managed Wealth Appreciation Strategy, - AllianceBernstein Tax-Managed Balanced Wealth Strategy and - AllianceBernstein Tax-Managed Wealth Preservation Strategy.

The Prospectuses dated November 3, 2003 of the AllianceBernstein Premier Growth Fund, The AllianceBernstein Portfolios - AllianceBernstein Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein Small Cap Growth Fund, AllianceBernstein Technology Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Worldwide Privatization Fund, AllianceBernstein New Europe Fund, AllianceBernstein Global Small Cap Fund and AllianceBernstein Greater China `97 Fund.

The Prospectuses dated February 2, 2004 of the AllianceBernstein Exchange Reserves, AllianceBernstein Global Research Growth Fund, AllianceBernstein Blended Style Series - AllianceBernstein U.S. Large Cap Portfolio, Sanford C. Bernstein Fund - AllianceBernstein International Portfolio and -
AllianceBernstein Tax-Managed International Portfolio.

The Prospectuses dated March 1, 2004 of the AllianceBernstein Select Investor Series - Premier Portfolio, - Technology Portfolio and - Biotechnology Portfolio and AllianceBernstein All-Asia Investment Fund.

All of the funds listed above are hereinafter referred to as the "Funds".

The following disclosure replaces the third sentence under "SALES CHARGE REDUCTION PROGRAMS - Breakpoints Offered by AllianceBernstein Mutual Funds - Rights of Accumulation."

Shareholders may also aggregate the value of all their investments in all of their AllianceBernstein Mutual Funds, including the value of their investments in AllianceBernstein Institutional Funds and of certain CollegeBoundfund accounts for which the shareholder, his or her spouse, or child under the age of 21 is the participant, for purposes of Rights of Accumulation.

The following disclosure replaces the first sentence under "SALES CHARGE REDUCTION PROGRAMS - Breakpoints Offered by AllianceBernstein Mutual Funds - Combined Purchase Privilege."

Shareholders may include the value of their accounts and accounts held by their spouses and children under the age of 21, including AllianceBernstein Institutional Fund accounts and certain CollegeBoundfund accounts, for purposes of reaching Quantity Discounts or Rights of Accumulation.

Except with respect to the prospectus of AllianceBernstein Exchange Reserves, the following disclosure replaces the first paragraph under "PURCHASE AND SALE OF SHARES - How the Funds Value Their Shares."

Each Fund's net asset value or NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the oversight of the Board, each Fund's Board has delegated responsibility for valuing the Fund's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

Except with respect to the prospectus of AllianceBernstein Exchange Reserves, the following disclosure replaces the seventh sentence under "DISTRIBUTION ARRANGEMENTS - General - Choosing a Class of Shares (other than Group Retirement Plans)."

Effective September 15, 2004, the maximum purchase of Class B shares is $100,000.

The following disclosure replaces the fifth paragraph under "DISTRIBUTION ARRANGEMENTS - Class B Shares - Deferred Sales Charge Alternative" in the prospectus of AllianceBernstein Exchange Reserves.

Effective September 15, 2004, the maximum cash purchase, when permitted as described above, of Class B shares is $100,000.

You should retain this Supplement with your prospectus for future reference.

----------
(SM): This service mark is used under license from the owner, AllianceBernstein Investment Research and Management, Inc.

00250.0157 #504261